Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 197.5	€ 185.4	€ 187.8
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	279.0	266.7	€ 267.6
Foreign defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	200.6	188.4
Foreign defined benefit plans | Present value of defined benefit obligation | Germany
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	128.0	117.5
Foreign defined benefit plans | Present value of defined benefit obligation | Sweden
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	60.5	59.8
Foreign defined benefit plans | Present value of defined benefit obligation | Italy
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	4.7	5.3
Foreign defined benefit plans | Present value of defined benefit obligation | Austria
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	4.3	2.8
Foreign defined benefit plans | Present value of defined benefit obligation | Sub-total
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	197.5	185.4
Foreign defined benefit plans | Present value of defined benefit obligation | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 3.1	€ 3.0